Accruals and Other Payables (Details) - Schedule of accruals and other payables - USD ($)	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of accruals and other payables [Abstract]
Accruals	$ 1,732,925	$ 1,804,131	$ 910,325
Other payables			200,407
Total payables	$ 1,732,925	$ 1,804,131	$ 1,110,732